Note 33 - Ultimate Controlling Party (Details Textual) - AWN Holdings Limited [member]	Jul. 21, 2021	Jun. 30, 2021
Statement Line Items [Line Items]
Proportion of ownership interests held in the entity		44.00%
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Proportion of ownership interests held in the entity	49.10%